FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

March 17, 2011

(CIK #0000876441)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

            RE:  Franklin Templeton International Trust ("Registrant")

            File Nos. 033-41340 and 811-06336

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Franklin Templeton Global Tactical Asset Allocation Fund (the "Fund"). The Fund will offer four share classes, Class A, Class C, Class R and Advisor Class.  The Amendment relates only to the Fund and does not otherwise delete, amend or supersede any information relating to any of the prospectuses or statements of additional information of the Registrant’s other series of shares.

The Fund will have an investment goal of total return.

The Fund invests primarily in a diversified core portfolio of equity and fixed income investments, and a smaller portion in commodity-linked instruments and cash.  The Fund is structured as a multi-manager fund, with the investment manager responsible for monitoring the Fund's overall investment performance and for re-balancing the Fund’s portfolio to maintain the baseline allocation to various asset classes and investment strategies.  The investment manager sub-contracts with various other investment managers within Franklin Templeton Investments (the "Sub-Advisors") who independently manage portions of the Fund’s core portfolio.

In addition, pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the Securities and Exchange Commission.  The Staff recently reviewed an amendment to the Registrant’s registration statement that was filed pursuant to Rule 485(a)(2) under the 1933 Act on September 29, 2010 to register shares of a new series of the Registrant, the Franklin World Perspectives Fund (“September Amendment”) (Post-Effective Amendment No. 31/Accession No. 0001379491-10-000431).  In addition, the staff recently reviewed an amendment to the Registrant’s registration statement that was filed pursuant to Rule 485(a)(1) under the 1933 Act on December 30, 2009 to comply with new amendments to Form N-1A, which required a summary section at the front of a prospectus consisting of key information about the Registrant as set forth in Investment Company Act Release No. 28584 (“December Amendment”) (Post-Effective Amendment No. 30/Accession No. 0000876441-09-000024).

Specifically, the following sections of the prospectus and statement of additional information included in the Amendment are substantially the same as the September and December Amendments:

Prospectus:

•         “Your Account” section, including the sub-sections: “Choosing a Share Class,” “Buying Shares,” “Investor Services,” “Selling Shares,” “Exchanging Shares,” “Account Policies” and “Questions”

•         “For More Information” section

Statement of Additional Information:

•         “Officers and Trustees” section

•         “Fair Valuation and Liquidity”

•         “Proxy Voting Policies and Procedures”

•         “Portfolio Transactions”

•         “Buying and Selling Shares”

•         “The Underwriter”

•         “Performance”

•         “Miscellaneous Information”

•         “Description of Ratings”

In addition, such disclosures are substantially the same across all open-end funds within the Franklin Templeton Fund complex. The Registrant, therefore, respectfully requests your selective review of the Amendment to include only those sections of the Prospectus and Statement of Additional Information not included above.

Pursuant to Rule 485(a) (2) under the 1933 Act, the Amendment will become effective on June 1, 2011, which is at least seventy-five days after the filing. Please direct any questions or comments relating to this filing to me at (650) 312-2018.

Very truly yours,

 /s/ Steven J. Gray______

Steven J. Gray

Vice President and Assistant Secretary